Annual Fund Operating Expenses	Mar. 01, 2026
MH Elite Small Cap Fund of Funds | MH Elite Small Cap Fund of Funds
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[1]
Acquired Fund Fees and Expenses	0.88%	[2]
Net Expenses (as a percentage of Assets)	2.13%
MH Elite Fund of Funds | MH Elite Fund of Funds
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[3]
Acquired Fund Fees and Expenses	0.66%	[4]
Net Expenses (as a percentage of Assets)	1.91%
MH Elite Select Portfolio of Funds | MH Elite Select Portfolio of Funds
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[5]
Acquired Fund Fees and Expenses	0.82%	[6]
Net Expenses (as a percentage of Assets)	2.07%
MH Elite Income Fund of Funds | MH Elite Income Fund of Funds
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[7]
Acquired Fund Fees and Expenses	0.61%	[8]
Net Expenses (as a percentage of Assets)	1.86%

[1]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay the expenses incurred by the Fund associated with operating a family of funds other than the investment advisory fees and the acquired fund fees and expense. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .50%.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay the expenses incurred by the Fund associated with operating a family of funds other than the investment advisory fees and the acquired fund fees and expense. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .50%.
[4]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay the expenses incurred by the Fund associated with operating a family of funds other than the investment advisory fees and the acquired fund fees and expense. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .50%.
[6]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[7]	Other Expenses of .25% will be paid to MH Investment Management Inc. (MHI) as per the Administrative Services Agreement. Under this agreement, the investment adviser (MHI) is obligated to pay the expenses incurred by the Fund associated with operating a family of funds other than the investment advisory fees and the acquired fund fees and expense. This arrangement will continue for as long as MHI remains the adviser to the Fund and can only be terminated by the Board of Trustees. The fee of .25% for Other Expenses cannot be raised without shareholder approval. Absent this Administrative Services Agreement, other expenses of the Fund would be .50%.
[8]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. The Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.